Transamerica Stock Index

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

Value
Master Portfolio - 100.1%
S&P 500 Index Master Portfolio	$ 266,861,241

Total Investments (Cost $266,861,241)	266,861,241
Net Other Assets (Liabilities) - (0.1)%	(160,147)

Net Assets - 100.0%	$ 266,701,094

Transamerica Funds	Page 1

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Stock Index (the “Fund”) is a series of the Transamerica Funds.

The value of the Fund’s investment in the Master Portfolio, reflected within the Schedule of Investments, displays the Fund’s proportional interest in the net assets of the Master Portfolio. At the period ended September 30, 2022, the Fund held a 0.98% ownership interest in the Master Portfolio.

Information regarding the valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Schedule of Investments, which accompany this report.

Transamerica Funds	Page 2

Schedule of Investments (unaudited) September 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co.(a)(b)	493,082	$59,702,369
General Dynamics Corp.	199,592	42,347,435
Howmet Aerospace, Inc.	328,132	10,149,123
Huntington Ingalls Industries, Inc.	35,470	7,856,605
L3Harris Technologies, Inc.	171,007	35,540,385
Lockheed Martin Corp.	209,983	81,114,333
Northrop Grumman Corp.	129,551	60,930,426
Raytheon Technologies Corp.	1,310,469	107,274,992
Textron, Inc.	189,929	11,065,263
TransDigm Group, Inc.	45,976	24,129,124

		440,110,055

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	112,308	10,816,384
Expeditors International of Washington, Inc.	145,197	12,822,347
FedEx Corp.	211,409	31,387,894
United Parcel Service, Inc., Class B	651,167	105,189,517

		160,216,142

Airlines(a) — 0.2%
Alaska Air Group, Inc.	110,571	4,328,855
American Airlines Group, Inc.(b)	585,790	7,052,911
Delta Air Lines, Inc.	571,836	16,045,718
Southwest Airlines Co.	527,496	16,267,977
United Airlines Holdings, Inc.	289,149	9,406,017

		53,101,478

Auto Components — 0.1%
Aptiv PLC(a)	240,323	18,795,662
BorgWarner, Inc.	211,222	6,632,371

		25,428,033

Automobiles — 2.6%
Ford Motor Co.	3,501,181	39,213,227
General Motors Co.	1,292,711	41,483,096
Tesla, Inc.(a)	2,363,924	627,030,841

		707,727,164

Banks — 3.6%
Bank of America Corp.	6,204,504	187,376,021
Citigroup, Inc.	1,721,744	71,745,072
Citizens Financial Group, Inc.	437,695	15,039,200
Comerica, Inc.	114,048	8,108,813
Fifth Third Bancorp	606,278	19,376,645
First Republic Bank	159,197	20,783,168
Huntington Bancshares, Inc.	1,284,924	16,935,298
JPMorgan Chase & Co.	2,604,044	272,122,598
KeyCorp	830,218	13,300,092
M&T Bank Corp.	155,865	27,482,117
PNC Financial Services Group, Inc.	364,002	54,389,179
Regions Financial Corp.	829,365	16,645,355
Signature Bank	56,384	8,513,984
SVB Financial Group(a)	51,937	17,439,406
Truist Financial Corp.	1,180,457	51,397,098
U.S. Bancorp	1,198,730	48,332,794
Wells Fargo & Co.	3,360,598	135,163,252
Zions Bancorp NA	131,960	6,711,486

		990,861,578

Beverages — 1.8%
Brown-Forman Corp., Class B	161,092	10,723,895
Coca-Cola Co.	3,459,167	193,782,535
Constellation Brands, Inc., Class A	141,412	32,479,508

Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper, Inc.	754,093	$27,011,611
Molson Coors Beverage Co., Class B	166,872	8,008,187
Monster Beverage Corp.(a)(b)	333,428	28,994,899
PepsiCo, Inc.	1,225,914	200,142,720

		501,143,355

Biotechnology — 2.2%
AbbVie, Inc.	1,566,753	210,273,920
Amgen, Inc.	473,632	106,756,653
Biogen, Inc.(a)	129,847	34,669,149
Gilead Sciences, Inc.	1,112,098	68,605,326
Incyte Corp.(a)	165,517	11,030,053
Moderna, Inc.(a)	298,598	35,309,213
Regeneron Pharmaceuticals, Inc.(a)	95,780	65,979,969
Vertex Pharmaceuticals, Inc.(a)	226,758	65,655,511

		598,279,794

Building Products — 0.4%
A O Smith Corp.	117,189	5,693,042
Allegion PLC	79,067	7,090,729
Carrier Global Corp.	752,067	26,743,502
Fortune Brands Home & Security, Inc.	116,636	6,262,187
Johnson Controls International PLC	611,348	30,090,548
Masco Corp.	200,159	9,345,424
Trane Technologies PLC	207,345	30,025,629

		115,251,061

Capital Markets — 2.9%
Ameriprise Financial, Inc.	96,002	24,187,704
Bank of New York Mellon Corp.	658,912	25,381,290
BlackRock, Inc.(c)	133,813	73,634,618
Cboe Global Markets, Inc.	95,106	11,162,591
Charles Schwab Corp.	1,337,161	96,101,761
CME Group, Inc.	318,667	56,445,486
FactSet Research Systems, Inc.	33,909	13,567,330
Franklin Resources, Inc.	241,640	5,200,093
Goldman Sachs Group, Inc.	304,507	89,235,776
Intercontinental Exchange, Inc.	494,969	44,720,449
Invesco Ltd.	403,742	5,531,265
MarketAxess Holdings, Inc.	33,622	7,480,559
Moody’s Corp.	140,063	34,050,716
Morgan Stanley	1,188,529	93,905,676
MSCI, Inc.	72,091	30,407,263
Nasdaq, Inc.	304,980	17,286,266
Northern Trust Corp.	185,851	15,901,412
Raymond James Financial, Inc.	173,252	17,120,763
S&P Global, Inc.	302,386	92,333,565
State Street Corp.	325,491	19,793,108
T Rowe Price Group, Inc.	201,618	21,171,906

		794,619,597

Chemicals — 1.7%
Air Products & Chemicals, Inc.	196,628	45,761,234
Albemarle Corp.	103,114	27,267,466
Celanese Corp.	88,471	7,992,470
CF Industries Holdings, Inc.	176,853	17,022,101
Corteva, Inc.	641,646	36,670,069
Dow, Inc.	645,549	28,358,968
DuPont de Nemours, Inc.	451,077	22,734,281
Eastman Chemical Co.	108,998	7,744,308
Ecolab, Inc.	220,342	31,821,792
FMC Corp.	112,552	11,896,746
International Flavors & Fragrances, Inc.	225,781	20,507,688
Linde PLC(a)	442,321	119,245,318

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	225,827	$17,000,257
Mosaic Co.	306,439	14,810,197
PPG Industries, Inc.	209,510	23,190,662
Sherwin-Williams Co.	209,333	42,860,932

		474,884,489

Commercial Services & Supplies — 0.5%
Cintas Corp.	77,115	29,935,272
Copart, Inc.(a)(b)	189,973	20,213,127
Republic Services, Inc.	184,101	25,045,100
Rollins, Inc.	200,466	6,952,161
Waste Management, Inc.	333,836	53,483,866

		135,629,526

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	218,750	24,694,687
Cisco Systems, Inc.	3,683,164	147,326,560
F5, Inc.(a)	53,572	7,753,476
Juniper Networks, Inc.	288,574	7,537,553
Motorola Solutions, Inc.	148,329	33,221,246

		220,533,522

Construction & Engineering — 0.1%
Quanta Services, Inc.	128,294	16,343,373

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	55,319	17,817,697
Vulcan Materials Co.	118,541	18,695,101

		36,512,798

Consumer Finance — 0.5%
American Express Co.	532,346	71,818,799
Capital One Financial Corp.	340,655	31,398,171
Discover Financial Services	242,451	22,043,645
Synchrony Financial(b)	427,581	12,053,509

		137,314,124

Containers & Packaging — 0.3%
Amcor PLC	1,325,939	14,227,325
Avery Dennison Corp.	72,162	11,740,757
Ball Corp.	283,963	13,721,092
International Paper Co.	321,305	10,185,369
Packaging Corp. of America	83,104	9,331,748
Sealed Air Corp.	127,950	5,695,055
Westrock Co.	227,684	7,033,159

		71,934,505

Distributors — 0.1%
Genuine Parts Co.	126,362	18,868,374
LKQ Corp.	231,177	10,899,996
Pool Corp.	35,193	11,198,764

		40,967,134

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(a)	1,601,863	427,729,458

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	6,347,306	97,367,674
Lumen Technologies, Inc.	826,702	6,018,391
Verizon Communications, Inc.	3,723,484	141,380,687

		244,766,752

Electric Utilities — 2.0%
Alliant Energy Corp.	222,012	11,764,416
American Electric Power Co., Inc.	455,318	39,362,241
Constellation Energy Corp.	290,088	24,132,421
Duke Energy Corp.	682,608	63,496,196

Security	Shares	Value

Electric Utilities (continued)
Edison International	339,150	$19,189,107
Entergy Corp.	181,095	18,223,590
Evergy, Inc.	203,281	12,074,891
Eversource Energy	305,775	23,838,219
Exelon Corp.	869,073	32,555,474
FirstEnergy Corp.	481,780	17,825,860
NextEra Energy, Inc.	1,741,763	136,571,637
NRG Energy, Inc.	209,647	8,023,191
PG&E Corp.(a)	1,428,649	17,858,112
Pinnacle West Capital Corp.	101,647	6,557,248
PPL Corp.	652,765	16,547,593
Southern Co.	942,055	64,059,740
Xcel Energy, Inc.	482,900	30,905,600

		542,985,536

Electrical Equipment — 0.5%
AMETEK, Inc.	204,823	23,228,976
Eaton Corp. PLC	353,761	47,177,567
Emerson Electric Co.	526,652	38,561,460
Generac Holdings, Inc.(a)	56,135	9,999,889
Rockwell Automation, Inc.	103,345	22,230,543

		141,198,435

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A.	529,435	35,450,968
CDW Corp.	119,851	18,706,344
Corning, Inc.	674,273	19,567,403
Keysight Technologies, Inc.(a)	161,417	25,400,579
TE Connectivity Ltd.	285,646	31,523,893
Teledyne Technologies, Inc.(a)	41,305	13,939,198
Trimble, Inc.(a)	223,646	12,137,268
Zebra Technologies Corp., Class A(a)	46,118	12,083,377

		168,809,030

Energy Equipment & Services — 0.3%
Baker Hughes Co.	897,974	18,821,535
Halliburton Co.	801,731	19,738,617
Schlumberger NV	1,253,201	44,989,916

		83,550,068

Entertainment — 1.3%
Activision Blizzard, Inc.	631,841	46,971,060
Electronic Arts, Inc.	234,438	27,126,821
Live Nation Entertainment, Inc.(a)	121,437	9,234,069
Netflix, Inc.(a)(b)	393,902	92,740,287
Take-Two Interactive Software, Inc.(a)	139,467	15,201,903
Walt Disney Co.(a)(b)	1,614,962	152,339,365
Warner Bros Discovery, Inc.(a)	1,961,751	22,560,137

		366,173,642

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	131,244	18,399,096
American Tower Corp.	412,009	88,458,332
AvalonBay Communities, Inc.	124,022	22,843,612
Boston Properties, Inc.	125,262	9,390,892
Camden Property Trust	94,951	11,341,897
Crown Castle, Inc.	383,934	55,497,660
Digital Realty Trust, Inc.	252,396	25,032,635
Duke Realty Corp.	342,220	16,495,004
Equinix, Inc.	80,702	45,906,526
Equity Residential	304,556	20,472,254
Essex Property Trust, Inc.	58,250	14,109,897
Extra Space Storage, Inc.	119,469	20,633,491
Federal Realty Investment Trust	64,153	5,781,468
Healthpeak Properties, Inc.	478,825	10,974,669

2

Schedule of Investments (unaudited) (continued) September 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	639,228	$10,150,941
Invitation Homes, Inc.	514,634	17,379,190
Iron Mountain, Inc.	256,147	11,262,784
Kimco Realty Corp.	551,510	10,153,299
Mid-America Apartment Communities, Inc.	102,014	15,819,311
Prologis, Inc.	656,335	66,683,636
Public Storage	140,221	41,058,111
Realty Income Corp.	533,388	31,043,182
Regency Centers Corp.	136,049	7,326,239
SBA Communications Corp.	95,603	27,213,394
Simon Property Group, Inc.	291,114	26,127,481
UDR, Inc.	267,154	11,142,993
Ventas, Inc.	352,239	14,149,441
VICI Properties, Inc.	856,823	25,576,167
Vornado Realty Trust	145,493	3,369,618
Welltower, Inc.	402,496	25,888,543
Weyerhaeuser Co.	660,389	18,860,710

		728,542,473

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	392,971	185,588,414
Kroger Co.	577,730	25,275,687
Sysco Corp.	451,711	31,940,485
Walgreens Boots Alliance, Inc.	631,744	19,836,762
Walmart, Inc.	1,265,101	164,083,600

		426,724,948

Food Products — 1.1%
Archer-Daniels-Midland Co.	498,908	40,137,149
Campbell Soup Co.	178,885	8,429,061
Conagra Brands, Inc.	420,925	13,734,783
General Mills, Inc.	533,933	40,904,607
Hershey Co.	129,438	28,537,196
Hormel Foods Corp.	252,111	11,455,924
J M Smucker Co.	95,549	13,129,388
Kellogg Co.	223,680	15,581,549
Kraft Heinz Co.	706,959	23,577,083
Lamb Weston Holdings, Inc.	128,808	9,967,163
McCormick & Co., Inc.	223,028	15,895,205
Mondelez International, Inc., Class A	1,216,435	66,697,131
Tyson Foods, Inc., Class A	259,308	17,096,176

		305,142,415

Gas Utilities — 0.0%
Atmos Energy Corp.	123,650	12,593,752

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,552,418	150,211,966
ABIOMED, Inc.(a)(b)	39,992	9,824,435
Align Technology, Inc.(a)(b)	64,641	13,387,797
Baxter International, Inc.	446,643	24,056,192
Becton Dickinson & Co.	252,744	56,318,946
Boston Scientific Corp.(a)	1,267,485	49,089,694
Cooper Cos., Inc.	43,566	11,497,067
Dentsply Sirona, Inc.	193,068	5,473,478
DexCom, Inc.(a)(b)	349,043	28,111,923
Edwards Lifesciences Corp.(a)	551,257	45,550,366
Hologic, Inc.(a)	221,371	14,282,857
IDEXX Laboratories, Inc.(a)(b)	74,434	24,250,597
Intuitive Surgical, Inc.(a)	318,258	59,654,279
Medtronic PLC	1,179,285	95,227,264
ResMed, Inc.	129,699	28,313,292
STERIS PLC	89,224	14,836,167

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	298,398	$60,437,531
Teleflex, Inc.	41,833	8,427,676
Zimmer Biomet Holdings, Inc.	185,815	19,426,958

		718,378,485

Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	134,366	18,183,751
Cardinal Health, Inc.	242,546	16,172,967
Centene Corp.(a)	507,302	39,473,169
Cigna Corp.	270,804	75,139,986
CVS Health Corp.	1,162,631	110,880,118
DaVita, Inc.(a)(b)	49,430	4,091,321
Elevance Health, Inc.	213,751	97,094,254
HCA Healthcare, Inc.	191,060	35,114,917
Henry Schein, Inc.(a)	122,025	8,025,584
Humana, Inc.	112,151	54,414,544
Laboratory Corp. of America Holdings	81,555	16,703,280
McKesson Corp.	127,566	43,355,856
Molina Healthcare, Inc.(a)	52,099	17,184,334
Quest Diagnostics, Inc.(b)	104,984	12,880,487
UnitedHealth Group, Inc.(b)	830,192	419,280,168
Universal Health Services, Inc., Class B	58,239	5,135,515

		973,130,251

Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.(a)	35,241	57,908,364
Caesars Entertainment, Inc.(a)(b)	187,384	6,045,008
Carnival Corp.(a)(b)	865,837	6,086,834
Chipotle Mexican Grill, Inc.(a)(b)	24,792	37,256,426
Darden Restaurants, Inc.	110,089	13,906,442
Domino’s Pizza, Inc.	31,804	9,865,601
Expedia Group, Inc.(a)	134,318	12,584,253
Hilton Worldwide Holdings, Inc.(b)	246,774	29,765,880
Las Vegas Sands Corp.(a)	291,635	10,942,145
Marriott International, Inc., Class A(b)	243,758	34,160,246
McDonald’s Corp.	652,980	150,668,605
MGM Resorts International	289,583	8,606,407
Norwegian Cruise Line Holdings Ltd.(a)	371,149	4,216,253
Royal Caribbean Cruises Ltd.(a)	196,732	7,456,143
Starbucks Corp.	1,016,863	85,680,876
Wynn Resorts Ltd.(a)(b)	94,780	5,973,983
Yum! Brands, Inc.	253,311	26,937,092

		508,060,558

Household Durables — 0.3%
D.R. Horton, Inc.	284,156	19,137,907
Garmin Ltd.	135,601	10,890,116
Lennar Corp., Class A	228,001	16,997,474
Mohawk Industries, Inc.(a)	44,821	4,087,227
Newell Brands, Inc.	322,363	4,477,622
NVR, Inc.(a)	2,760	11,004,341
PulteGroup, Inc.(b)	205,414	7,703,025
Whirlpool Corp.	48,886	6,590,322

		80,888,034

Household Products — 1.4%
Church & Dwight Co., Inc.(b)	216,177	15,443,685
Clorox Co.	108,597	13,942,769
Colgate-Palmolive Co.	742,935	52,191,184
Kimberly-Clark Corp.	298,724	33,618,399
Procter & Gamble Co.	2,120,830	267,754,787

		382,950,824

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	586,729	$13,260,075

Industrial Conglomerates — 0.8%
3M Co.	491,356	54,294,838
General Electric Co.	975,871	60,416,174
Honeywell International, Inc.	597,930	99,836,372

		214,547,384

Insurance — 2.2%
Aflac, Inc.	510,376	28,683,131
Allstate Corp.	239,899	29,874,622
American International Group, Inc.	674,902	32,044,347
Aon PLC, Class A	188,304	50,440,992
Arthur J Gallagher & Co.	186,250	31,889,725
Assurant, Inc.	47,910	6,959,886
Brown & Brown, Inc.(b)	206,379	12,481,802
Chubb Ltd.	370,674	67,418,187
Cincinnati Financial Corp.	131,252	11,756,242
Everest Re Group Ltd.	35,420	9,295,625
Globe Life, Inc.	80,648	8,040,605
Hartford Financial Services Group, Inc.	286,802	17,764,516
Lincoln National Corp.	142,833	6,271,797
Loews Corp.	171,195	8,532,359
Marsh & McLennan Cos., Inc.	445,006	66,434,946
MetLife, Inc.	594,650	36,142,827
Principal Financial Group, Inc.	207,886	14,998,975
Progressive Corp.	518,563	60,262,206
Prudential Financial, Inc.	332,483	28,520,392
Travelers Cos., Inc.	212,754	32,593,913
W R Berkley Corp.	187,309	12,096,415
Willis Towers Watson PLC	97,471	19,585,823

		592,089,333

Interactive Media & Services(a) — 4.7%
Alphabet, Inc., Class A	5,321,703	509,020,892
Alphabet, Inc., Class C(b)	4,758,833	457,561,793
Match Group, Inc.	253,328	12,096,412
Meta Platforms, Inc., Class A	2,024,193	274,642,506
Twitter, Inc.	596,748	26,161,432

		1,279,483,035

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(a)	7,866,440	888,907,720
eBay, Inc.	487,587	17,948,078
Etsy, Inc.(a)(b)	111,885	11,203,045

		918,058,843

IT Services — 4.3%
Accenture PLC, Class A	561,585	144,495,820
Akamai Technologies, Inc.(a)	140,536	11,287,852
Automatic Data Processing, Inc.	370,382	83,776,705
Broadridge Financial Solutions, Inc.	103,442	14,928,749
Cognizant Technology Solutions Corp., Class A	462,083	26,542,048
DXC Technology Co.(a)	212,880	5,211,302
EPAM Systems, Inc.(a)(b)	50,374	18,244,959
Fidelity National Information Services, Inc.	541,521	40,922,742
Fiserv, Inc.(a)	567,658	53,115,759
FleetCor Technologies, Inc.(a)	66,577	11,728,870
Gartner, Inc.(a)(b)	70,199	19,423,361
Global Payments, Inc.	245,994	26,579,652
International Business Machines Corp.	797,456	94,745,747
Jack Henry & Associates, Inc.	64,717	11,795,968
Mastercard, Inc., Class A	757,270	215,322,152

Security	Shares	Value

IT Services (continued)
Paychex, Inc.	284,875	$31,965,824
PayPal Holdings, Inc.(a)(b)	1,026,740	88,371,512
VeriSign, Inc.(a)	84,410	14,662,017
Visa, Inc., Class A(b)	1,451,145	257,795,909

		1,170,916,948

Leisure Products — 0.0%
Hasbro, Inc.	116,181	7,832,923

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	266,086	32,342,753
Bio-Rad Laboratories, Inc., Class A(a)	19,124	7,977,385
Bio-Techne Corp.	35,094	9,966,696
Charles River Laboratories International, Inc.(a)(b)	45,143	8,884,142
Danaher Corp.	581,074	150,085,603
Illumina, Inc.(a)	139,268	26,570,942
IQVIA Holdings, Inc.(a)	165,534	29,984,829
Mettler-Toledo International, Inc.(a)	20,104	21,795,148
PerkinElmer, Inc.	111,944	13,470,222
Thermo Fisher Scientific, Inc.	347,078	176,034,491
Waters Corp.(a)	53,056	14,300,184
West Pharmaceutical Services, Inc.(b)	65,932	16,224,547

		507,636,942

Machinery — 1.6%
Caterpillar, Inc.	468,542	76,878,371
Cummins, Inc.	125,100	25,459,101
Deere & Co.	247,520	82,644,453
Dover Corp.	126,744	14,775,816
Fortive Corp.	316,569	18,455,973
IDEX Corp.	67,525	13,494,871
Illinois Tool Works, Inc.	251,279	45,393,551
Ingersoll Rand, Inc.	360,431	15,592,245
Nordson Corp.	48,160	10,222,923
Otis Worldwide Corp.	374,857	23,915,877
PACCAR, Inc.	309,215	25,878,203
Parker-Hannifin Corp.	114,084	27,643,694
Pentair PLC	143,460	5,828,780
Snap-on, Inc.	47,326	9,529,090
Stanley Black & Decker, Inc.	134,067	10,083,179
Westinghouse Air Brake Technologies Corp.	162,123	13,188,706
Xylem, Inc.	159,878	13,966,942

		432,951,775

Media — 0.7%
Charter Communications, Inc., Class A(a)	98,386	29,845,393
Comcast Corp., Class A	3,908,553	114,637,859
DISH Network Corp., Class A(a)	215,498	2,980,337
Fox Corp., Class A	278,201	8,535,207
Fox Corp., Class B	124,777	3,556,145
Interpublic Group of Cos., Inc.	350,413	8,970,573
News Corp., Class A	336,405	5,083,080
News Corp., Class B	114,231	1,761,442
Omnicom Group, Inc.	180,755	11,403,833
Paramount Global, Class B	448,180	8,533,347

		195,307,216

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,269,185	34,686,826
Newmont Corp.	703,666	29,575,082
Nucor Corp.	235,294	25,174,105

		89,436,013

4

Schedule of Investments (unaudited) (continued) September 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.5%
Dollar General Corp.	202,845	$48,654,402
Dollar Tree, Inc.(a)(b)	187,345	25,497,654
Target Corp.	409,989	60,838,268

		134,990,324

Multi-Utilities — 0.9%
Ameren Corp.	227,175	18,298,946
CenterPoint Energy, Inc.	557,990	15,724,158
CMS Energy Corp.	257,351	14,988,122
Consolidated Edison, Inc.	314,125	26,939,360
Dominion Energy, Inc.	738,882	51,064,135
DTE Energy Co.	172,340	19,827,717
NiSource, Inc.	363,616	9,159,487
Public Service Enterprise Group, Inc.	443,878	24,959,260
Sempra Energy	278,669	41,783,630
WEC Energy Group, Inc.	279,671	25,010,978

		247,755,793

Oil, Gas & Consumable Fuels — 4.2%
APA Corp.	289,809	9,908,570
Chevron Corp.	1,598,322	229,630,922
ConocoPhillips	1,129,871	115,630,998
Coterra Energy, Inc.	718,900	18,777,668
Devon Energy Corp.	581,163	34,945,331
Diamondback Energy, Inc.	147,994	17,827,357
EOG Resources, Inc.	519,304	58,021,836
EQT Corp.	328,124	13,371,053
Exxon Mobil Corp.	3,698,953	322,955,586
Hess Corp.	245,821	26,792,031
Kinder Morgan, Inc.	1,728,931	28,769,412
Marathon Oil Corp.	601,384	13,579,251
Marathon Petroleum Corp.	442,550	43,958,492
Occidental Petroleum Corp.(b)	661,391	40,642,477
ONEOK, Inc.	393,926	20,184,768
Phillips 66	426,552	34,431,277
Pioneer Natural Resources Co.	211,827	45,866,900
Valero Energy Corp.	349,666	37,361,812
Williams Cos., Inc.	1,079,913	30,917,909

		1,143,573,650

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	205,523	44,372,416

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	1,887,669	134,194,389
Catalent, Inc.(a)	159,378	11,532,592
Eli Lilly & Co.	699,217	226,091,817
Johnson & Johnson	2,333,051	381,127,211
Merck & Co., Inc.	2,242,087	193,088,533
Organon & Co.	229,346	5,366,696
Pfizer, Inc.	4,974,727	217,694,054
Viatris, Inc.	1,068,009	9,099,437
Zoetis, Inc.	417,269	61,876,820

		1,240,071,549

Professional Services — 0.4%
CoStar Group, Inc.(a)	354,785	24,710,775
Equifax, Inc.	108,820	18,655,013
Jacobs Solutions, Inc.	114,095	12,378,167
Leidos Holdings, Inc.	120,862	10,571,799
Nielsen Holdings PLC	316,549	8,774,738

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	99,063	$7,578,319
Verisk Analytics, Inc.(b)	139,421	23,775,463

		106,444,274

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	288,327	19,464,956

Road & Rail — 0.9%
CSX Corp.	1,900,442	50,627,775
JB Hunt Transport Services, Inc.	74,860	11,709,601
Norfolk Southern Corp.	208,461	43,703,849
Old Dominion Freight Line, Inc.	81,523	20,280,477
Union Pacific Corp.	556,819	108,479,477

		234,801,179

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.(a)	1,436,773	91,033,937
Analog Devices, Inc.	463,981	64,651,113
Applied Materials, Inc.	772,115	63,259,382
Broadcom, Inc.	358,406	159,135,848
Enphase Energy, Inc.(a)	119,718	33,218,153
Intel Corp.	3,625,385	93,426,171
KLA Corp.	125,857	38,088,104
Lam Research Corp.	121,571	44,494,986
Microchip Technology, Inc.	492,952	30,084,861
Micron Technology, Inc.	979,088	49,052,309
Monolithic Power Systems, Inc.	39,190	14,241,646
NVIDIA Corp.	2,220,106	269,498,667
NXP Semiconductors NV	232,795	34,339,590
ON Semiconductor Corp.(a)(b)	385,418	24,023,104
Qorvo, Inc.(a)	94,933	7,538,630
Qualcomm, Inc.	993,013	112,190,609
Skyworks Solutions, Inc.	144,009	12,279,647
SolarEdge Technologies, Inc.(a)	49,226	11,393,850
Teradyne, Inc.	142,480	10,707,372
Texas Instruments, Inc.	810,954	125,519,460

		1,288,177,439

Software — 8.4%
Adobe, Inc.(a)	415,370	114,309,824
ANSYS, Inc.(a)	77,415	17,162,905
Autodesk, Inc.(a)	192,864	36,026,995
Cadence Design Systems, Inc.(a)	244,493	39,957,491
Ceridian HCM Holding, Inc.(a)(b)	123,503	6,901,348
Citrix Systems, Inc.	109,996	11,428,584
Fortinet, Inc.(a)(b)	580,872	28,538,241
Intuit, Inc.	250,746	97,118,941
Microsoft Corp.	6,619,194	1,541,610,283
NortonLifeLock, Inc.	517,189	10,416,186
Oracle Corp.	1,348,184	82,333,597
Paycom Software, Inc.(a)	42,298	13,957,917
PTC, Inc.(a)	93,526	9,782,820
Roper Technologies, Inc.	93,904	33,771,635
Salesforce, Inc.(a)	880,879	126,705,635
ServiceNow, Inc.(a)	177,732	67,113,381
Synopsys, Inc.(a)	135,740	41,469,927
Tyler Technologies, Inc.(a)	36,509	12,686,878

		2,291,292,588

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	54,557	8,529,441
AutoZone, Inc.(a)	17,296	37,046,821
Bath & Body Works, Inc.	208,330	6,791,558

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Best Buy Co., Inc.	180,238	$11,416,275
CarMax, Inc.(a)(b)	143,103	9,447,660
Home Depot, Inc.	912,176	251,705,846
Lowe’s Cos., Inc.(b)	567,254	106,535,974
O’Reilly Automotive, Inc.(a)	56,583	39,797,653
Ross Stores, Inc.	311,694	26,266,453
TJX Cos., Inc.	1,041,276	64,684,065
Tractor Supply Co.	98,613	18,330,185
Ulta Beauty, Inc.(a)	46,327	18,585,929

		599,137,860

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	13,407,663	1,852,939,026
Hewlett Packard Enterprise Co.	1,143,189	13,695,404
HP, Inc.	807,700	20,127,884
NetApp, Inc.	196,509	12,154,082
Seagate Technology Holdings PLC	176,010	9,369,012
Western Digital Corp.(a)	277,934	9,046,752

		1,917,332,160

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	1,124,907	93,502,270
Ralph Lauren Corp.	39,948	3,392,783
Tapestry, Inc.	219,951	6,253,207
VF Corp.	286,322	8,563,891

		111,712,151

Tobacco — 0.7%
Altria Group, Inc.	1,605,274	64,820,964
Philip Morris International, Inc.	1,374,357	114,085,375

		178,906,339

Trading Companies & Distributors — 0.2%
Fastenal Co.(b)	512,473	23,594,257
United Rentals, Inc.(a)	63,522	17,158,563
W.W.Grainger, Inc.	37,795	18,488,936

		59,241,756

Water Utilities — 0.1%
American Water Works Co., Inc.	161,430	21,011,729

Security	Shares	Value

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)(b)	534,247	$71,679,920

Total Common Stocks — 98.2% (Cost: $14,620,075,965)		26,763,968,959

Investment Companies

Equity Funds — 1.2%
iShares Core S&P 500 ETF(c)	885,861	317,714,048

Total Investment Companies — 1.2% (Cost: $333,548,048)		317,714,048

Total Long-Term Investments — 99.4% (Cost: $14,953,624,013)		27,081,683,007

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)(e)	379,639,776	379,753,668
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)(d)	150,744,088	150,744,088

Total Short-Term Securities — 2.0% (Cost: $530,371,409)		530,497,756

Total Investments — 101.4% (Cost: $15,483,995,422)		27,612,180,763

Liabilities in Excess of Other Assets — (1.4)%		(369,271,360)

Net Assets — 100.0%		$27,242,909,403

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) September 30, 2022	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$129,540,046	$250,167,710	(a)	$—		$(64,845)	$110,757	$379,753,668	379,639,776	$347,554	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,825,864	—		(40,081,776	)(a)	—	—	150,744,088	150,744,088	880,713		—
BlackRock, Inc.	110,121,726	9,316,285		(599,256)		(183,383)	(45,020,754)	73,634,618	133,813	1,795,045		—
iShares Core S&P 500 ETF	433,216,628	2,340,983,154		(2,407,877,485)		(6,554,697)	(42,053,552)	317,714,048	885,861	2,696,485		—

						$(6,802,925)	$(86,963,549)	$921,846,422		$5,719,797		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	749	12/16/22	$134,876	$(14,362,862)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$440,110,055	$—	$—	$440,110,055
Air Freight & Logistics	160,216,142	—	—	160,216,142
Airlines	53,101,478	—	—	53,101,478
Auto Components	25,428,033	—	—	25,428,033
Automobiles	707,727,164	—	—	707,727,164
Banks	990,861,578	—	—	990,861,578
Beverages	501,143,355	—	—	501,143,355
Biotechnology	598,279,794	—	—	598,279,794
Building Products	115,251,061	—	—	115,251,061
Capital Markets	794,619,597	—	—	794,619,597
Chemicals	474,884,489	—	—	474,884,489
Commercial Services & Supplies	135,629,526	—	—	135,629,526
Communications Equipment	220,533,522	—	—	220,533,522
Construction & Engineering	16,343,373	—	—	16,343,373
Construction Materials	36,512,798	—	—	36,512,798
Consumer Finance	137,314,124	—	—	137,314,124
Containers & Packaging	71,934,505	—	—	71,934,505
Distributors	40,967,134	—	—	40,967,134
Diversified Financial Services	427,729,458	—	—	427,729,458
Diversified Telecommunication Services	244,766,752	—	—	244,766,752
Electric Utilities	542,985,536	—	—	542,985,536
Electrical Equipment	141,198,435	—	—	141,198,435
Electronic Equipment, Instruments & Components	168,809,030	—	—	168,809,030
Energy Equipment & Services	83,550,068	—	—	83,550,068
Entertainment	366,173,642	—	—	366,173,642
Equity Real Estate Investment Trusts (REITs)	728,542,473	—	—	728,542,473
Food & Staples Retailing	426,724,948	—	—	426,724,948
Food Products	305,142,415	—	—	305,142,415
Gas Utilities	12,593,752	—	—	12,593,752
Health Care Equipment & Supplies	718,378,485	—	—	718,378,485
Health Care Providers & Services	973,130,251	—	—	973,130,251
Hotels, Restaurants & Leisure	508,060,558	—	—	508,060,558
Household Durables	80,888,034	—	—	80,888,034
Household Products	382,950,824	—	—	382,950,824
Independent Power and Renewable Electricity Producers	13,260,075	—	—	13,260,075
Industrial Conglomerates	214,547,384	—	—	214,547,384
Insurance	592,089,333	—	—	592,089,333
Interactive Media & Services	1,279,483,035	—	—	1,279,483,035
Internet & Direct Marketing Retail	918,058,843	—	—	918,058,843
IT Services	1,170,916,948	—	—	1,170,916,948
Leisure Products	7,832,923	—	—	7,832,923
Life Sciences Tools & Services	507,636,942	—	—	507,636,942
Machinery	432,951,775	—	—	432,951,775
Media	195,307,216	—	—	195,307,216
Metals & Mining	89,436,013	—	—	89,436,013
Multiline Retail	134,990,324	—	—	134,990,324
Multi-Utilities	247,755,793	—	—	247,755,793
Oil, Gas & Consumable Fuels	1,143,573,650	—	—	1,143,573,650
Personal Products	44,372,416	—	—	44,372,416
Pharmaceuticals	1,240,071,549	—	—	1,240,071,549
Professional Services	106,444,274	—	—	106,444,274
Real Estate Management & Development	19,464,956	—	—	19,464,956
Road & Rail	234,801,179	—	—	234,801,179
Semiconductors & Semiconductor Equipment	1,288,177,439	—	—	1,288,177,439
Software	2,279,864,004	11,428,584	—	2,291,292,588
Specialty Retail	599,137,860	—	—	599,137,860
Technology Hardware, Storage & Peripherals	1,917,332,160	—	—	1,917,332,160

8

Schedule of Investments (unaudited) (continued) September 30, 2022	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$111,712,151	$—	$—	$111,712,151
Tobacco	178,906,339	—	—	178,906,339
Trading Companies & Distributors	59,241,756	—	—	59,241,756
Water Utilities	21,011,729	—	—	21,011,729
Wireless Telecommunication Services	71,679,920	—	—	71,679,920
Investment Companies	317,714,048	—	—	317,714,048
Short-Term Securities
Money Market Funds	530,497,756	—	—	530,497,756

	$27,600,752,179	$11,428,584	$—	$27,612,180,763

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(14,362,862)	$—	$—	$(14,362,862)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9